Employee benefits - Expense recognized in statement of profit or loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Salaries	SFr 3,761,171	SFr 3,662,180	SFr 2,833,741
Pension costs	378,588	342,805	282,517
Other social benefits	277,468	301,537	191,079
Share based payments costs	354,851	290,783	311,671
Recruitment costs	125,731	391,035	0
Other personnel expenditures	(26,439)	40,827	24,557
Total employee benefits	SFr 4,871,370	SFr 5,029,167	SFr 3,643,565